Financial instruments by category (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost:
Payables to third parties	R$ 10,101,510	R$ 5,326,290
Trade payables	335,539	256,281
Trade payables to related parties	58,336	22,187
Other liabilities	159,198	4,579
Deferred revenue	213,555	68,550
Deposits	766,086	0
Fair value through profit or loss
Contingent consideration (included in other payables)	0	15,800
Total financial liabilities	R$ 11,645,255	R$ 5,693,687